Commitment and Contingencies (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Expenses related to 401(k) plan		$ 500,000	$ 1,600,000		$ 1,500,000
Month end cash balance to be maintained		$ 40,000,000.0		$ 40,000,000.0
Term of cloud computing arrangement (in years)				4 years
VPC IMPACT ACQUISITION HOLDINGS [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable			$ 7,258,021		$ 7,258,021
Common stock shares subscribed but not yet issued			32,500,000
Bakkt Pubco [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Commitments And Contingencies [Line Items]
Business combination, consideration received through shares	208,200,000
Bakkt Pubco [Member] | Common Class V [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Commitments And Contingencies [Line Items]
Business combination, consideration received through shares	208,200,000
PIPE Investors [Member] | Class A [Member] | Subscription Agreement [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Commitments And Contingencies [Line Items]
Common stock shares subscribed value			$ 325,000,000
Underwriting Agreement [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable per share			$ 0.35
Deferred underwriting fee payable			$ 7,258,021